Parent-Only Financial Statements, Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest expense
Short-term borrowings	$ 64	$ 59	$ 60
Long-term debt	2,592	2,488	2,585
Other interest expense	357	382	307
Noninterest expense	49,974	49,037	48,842
Income before income tax benefit and equity in undistributed income of subsidiaries	33,641	33,915	32,629
Income tax benefit	10,365	10,307	10,405
Wells Fargo net income	22,894	23,057	21,878
Parent Company [Member]
Income
Interest income from subsidiaries	907	772	848
Other interest income	199	216	240
Other income	576	1,032	484
Total income	16,028	17,623	12,217
Interest expense
Indebtedness to nonbank subsidiaries	325	357	334
Short-term borrowings	1	7	5
Long-term debt	1,784	1,540	1,546
Other interest expense	4	5	15
Noninterest expense	932	797	1,175
Total expense	3,046	2,706	3,075
Income before income tax benefit and equity in undistributed income of subsidiaries	12,982	14,917	9,142
Income tax benefit	(870)	(926)	(570)
Equity in undistributed income of subsidiaries	9,042	7,214	12,166
Wells Fargo net income	22,894	23,057	21,878
Parent Company [Member] | Bank [Member]
Income
Dividends from subsidiaries	13,804	15,077	10,612
Parent Company [Member] | Nonbank [Member]
Income
Dividends from subsidiaries	$ 542	$ 526	$ 33